NUVEEN LARGE CAP SELECT FUND

SUPPLEMENT DATED MARCH 5, 2013

TO THE PROSPECTUS DATED FEBRUARY 28, 2013

Effective immediately, Class R3 shares of Nuveen Large Cap Select Fund are no longer being offered for sale. Any references to Nuveen Large Cap Select Fund Class R3 shares in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

MGN-LCSP-0313P

NUVEEN LARGE CAP SELECT FUND

SUPPLEMENT DATED MARCH 5, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2013

Effective immediately, Class R3 shares of Nuveen Large Cap Select Fund are no longer being offered for sale. Any references to Nuveen Large Cap Select Fund Class R3 shares in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

MGN-LCSSAI-0313P